Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, shares authorized	7,500,000,000	7,500,000,000	7,500,000,000	5,000,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,360,881	859,395	786,700	505,134
Common stock, shares outstanding	1,360,881	859,395	786,700	505,134